UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

                Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):

                           /__/  is a restatement.
                           /__/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jacob Asset Management of New York, LLC
Address: 507 Paseo de la Playa
         Redondo Beach, CA  90277

Form 13F File Number:  28-10765


     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ryan I. Jacob
Title: Manager, Chief Executive Officer and Managing Member
Phone: (310) 421-4943

Signature, Place, and Date of Signing:


/s/Ryan I. Jacob
RYAN I. JACOB
Redondo Beach, CA
8/14/07

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)


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                             Form 13F Summary Page

Report Summary:


Number of Other Included Managers:

     NONE

Form 13F Information Table Entry Total:

     41

Form 13F Information Table Value Total:

   $ 93,329 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      NONE

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                     JACOB ASSET MANAGEMENT OF NEW YORK, LLC
                   FORM 13F INFORMATION TABLE AS OF 6/30/2007

(COLUMN 1)                    (COLUMN 2)   (COLUMN 3)    (COLUMN 4)  (COLUMN 5)   (COLUMN 6)   (COLUMN 7)  (COLUMN 8)

NAME OF                       TITLE OF                    VALUE      SHRS OR      INVESTMENT    OTHER    VOTING AUTHORITY
ISSUER                         CLASS         CUSIP       (X$1000)    PRN AMT*     DISCRETION   MANAGERS       (SOLE)

Adobe Systems                   COMMON      00724F101       40           1,000        X                        1,000
Agile Software                  COMMON      00846X105    3,380         419,351        X                      419,351
Airspan Networks                COMMON      00950H102    2,243         617,900        X                      617,900
Akamai Technologies             COMMON      00971T101       83           1,700        X                        1,700
Alvarion Limited                COMMON      M0861T100    2,364         253,400        X                      253,400
Apple Computer                  COMMON      037833100    1,953          16,000        X                       16,000
Autobytel.com                   COMMON      05275N106    4,244         998,573        X                      998,573
Baidu.com                       COMMON      056752108      504           3,000        X                        3,000
CDC Corp.                       COMMON      G2022L106    2,897         344,513        X                      344,513
CNET Networks                   COMMON      12613R104    2,400         293,000        X                      293,000
CTRIP.com                       COMMON      22943F100    1,651          21,000        X                       21,000
Deltathree.com                  COMMON      24783N102      688         537,240        X                      537,240
Digital River, Inc.             COMMON      25388B104    3,657          80,821        X                       80,821
E*Trade                         COMMON      269246104      884          40,000        X                       40,000
Ebay Inc.                       COMMON      278642103    1,126          35,000        X                       35,000
Electronic Arts                 COMMON      285512109      946          20,000        X                       20,000
Google Inc.                     COMMON      38259P508    6,281          12,000        X                       12,000
Hollywood Media Corp.           COMMON      436233100    3,325         762,700        X                      762,700
Infospace Inc.                  COMMON      45678T201      805          34,688        X                       34,688
Jupitermedia Corp.              COMMON      48207D101    1,528         209,855        X                      209,855
Looksmart                       COMMON      543442503      892         228,600        X                      228,600
Macrovision Corp.               COMMON      555904101    1,517          50,474        X                       50,474
Monster Worldwide Inc.          COMMON      611742107      896          21,789        X                       21,789
Napster                         COMMON      630797108    4,789       1,408,644        X                    1,408,644
Navisite                        COMMON      63935M208      182          23,937        X                       23,937
News Corp Inc.                  COMMON      65248E104    2,545         120,000        X                      120,000
Novell Inc.                     COMMON      670006105    2,780         356,900        X                      356,900
Openwave Systems Inc.           COMMON      683718308    4,543         725,653        X                      725,653
Red Hat Inc.                    COMMON      756577102    3,119         140,000        X                      140,000
Sandisk Corp.                   COMMON      80004C101    1,958          40,000        X                       40,000
Sina Corp.                      COMMON      G81477104    3,286          78,500        X                       78,500
Sirf Technology Holdings        COMMON      82967H101    3,318         160,000        X                      160,000
Sohu.com                        COMMON      83408W103    7,815         244,300        X                      244,300
Sourceforge Inc                 COMMON      83616W101    2,016         477,735        X                      477,735
Sumtotal Systems Inc.           COMMON      866615107      994         126,588        X                      126,588
Sun Microsystems                COMMON      866810104    2,009         382,000        X                      382,000
Take-Two Interactive Software   COMMON      874054109    1,026          51,368        X                       51,368
TD Ameritrade Holdings          COMMON      87236Y108      716          35,800        X                       35,800
The Street.com Inc.             COMMON      88368Q103    1,697         155,947        X                      155,947
THQ Inc.                        COMMON      872443403    1,775          58,143        X                       58,143
Yahoo Inc.                      COMMON      984332106    4,457         164,274        X                      164,274



* All of the securities listed within this column are stated in SH.

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